General (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions		1 Months Ended
	Nov. 06, 2017	Feb. 01, 2016	Apr. 14, 2010
General (Textual)
Description of controlling shareholder	In accordance with the notice, the ISA concluded that there is prima facie evidence establishing the involvement of the main suspects in the case, in offenses of: (1) fraudulently receiving funds in connection with the entitlement of Bezeq's former controlling shareholder to receive contingent consideration of NIS 170 as part of the transaction for Bezeq's purchase of DBS shares from such shareholder, which consideration was based on certain targets to be met by DBS; (2) leaking the material of the independent committee of Bezeq's Board of Directors that examined interested party transactions (the transaction for the acquisition of DBS shares by Bezeq and the transaction between DBS and Space Communications Ltd. for the purchase by DBS of satellite segments from Space Communications Ltd.) to Bezeq's former controlling shareholder and associates; and (3) promoting Bezeq's interests in the Ministry of Communications in violation of the Penal Law and the Israel Securities Law.
Bezeq [Member]
General (Textual)
Business acquisition of shares		115,500,000
Percentage of outstanding shares		4.18%
Share price		₪ 8.5
Transaction cost		₪ 978
Percentage of ownership interest		26.34%
Equity interest percentage			30.44%